April 30, 2026

2026 Quarterly Report (Unaudited)

BlackRock ETF Trust II
• iShares BBB-B CLO Active ETF | BCLO | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2026
iShares BBB-B CLO Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
720 East CLO Ltd., 6.58%, 01/20/38, (3-mo. CME Term SOFR + 2.90%)(a)(b)	$1,250	$1,252,228
AIMCO CLO 18 Ltd., 6.53%, 07/20/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	2,000	2,010,451
Apidos CLO L, 6.48%, 01/20/38, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,890	2,903,991
Apidos CLO LIV, 7.58%, 10/20/38, (3-mo. CME Term SOFR + 3.90%)(a)(b)	1,000	992,682
Ares Loan Funding IV Ltd., 6.42%, 10/15/38, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,000	1,000,567
Ares LXXV CLO Ltd., 6.47%, 01/15/37, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,000	2,001,268
Arini U.S. CLO II Ltd., 6.92%, 03/31/38, (3-mo. CME Term SOFR + 3.25%)(a)(b)	1,000	1,006,485
Ballyrock CLO 28 Ltd., 6.48%, 01/20/38, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,000	2,002,164
Birch Grove CLO 11 Ltd., 6.76%, 01/22/38, (3-mo. CME Term SOFR + 3.10%)(a)(b)	2,500	2,509,882
Birch Grove CLO 12 Ltd., 6.41%, 04/22/38, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,390	1,397,438
Bridge Street CLO V Ltd., 6.53%, 04/20/38, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	1,001,529
Bryant Park Funding Ltd.
8.67%, 04/15/38, (3-mo. CME Term SOFR + 5.00%)(a)(b)	1,000	940,872
7.07%, 04/15/38, (3-mo. CME Term SOFR + 3.40%)(a)(b)	1,000	1,008,391
Elmwood CLO V Ltd., 7.93%, 10/20/37, (3-mo. CME Term SOFR + 4.25%)(a)(b)	2,000	1,965,720
Flatiron CLO 23 LLC
6.38%, 04/17/36, (3-mo. CME Term SOFR + 2.70%)(a)(b)	1,000	997,348
8.63%, 04/17/36, (3-mo. CME Term SOFR + 4.95%)(a)(b)	1,000	993,946
GoldenTree Loan Management U.S. CLO 10 Ltd., 6.78%, 10/20/37, (3-mo. CME Term SOFR + 3.10%)(a)(b)	3,050	3,060,211
GoldenTree Loan Management U.S. CLO 17 Ltd., 6.48%, 01/20/39, (3-mo. CME Term SOFR + 2.80%)(a)(b)	2,500	2,503,572
GoldenTree Loan Management U.S. CLO 22 Ltd., 6.53%, 10/20/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	1,004,800
Golub Capital Partners CLO 74 B Ltd., 6.87%, 07/25/37, (3-mo. CME Term SOFR + 3.20%)(a)(b)	2,240	2,245,092
Golub Capital Partners CLO 76 B Ltd., 9.42%, 10/25/37, (3-mo. CME Term SOFR + 5.75%)(a)(b)	650	626,046
Invesco U.S. CLO Ltd., 6.72%, 07/15/38, (3-mo. CME Term SOFR + 3.05%)(a)(b)	1,000	996,645
Madison Park Funding XXXVII Ltd., 7.42%, 04/15/37, (3-mo. CME Term SOFR + 3.75%)(a)(b)	2,000	1,973,618
Neuberger Berman Loan Advisers CLO 44 Ltd., 6.33%, 10/16/35, (3-mo. CME Term SOFR + 2.65%)(a)(b)	2,000	1,965,274
Neuberger Berman Loan Advisers CLO 59 Ltd., 7.47%, 01/23/39, (3-mo. CME Term SOFR + 3.80%)(a)(b)	1,650	1,632,302
OCP CLO Ltd.
6.13%, 04/17/37, (3-mo. CME Term SOFR + 2.45%)(a)(b)	1,000	986,318
6.77%, 10/25/37, (3-mo. CME Term SOFR + 3.10%)(a)(b)	1,000	1,005,013
OHA Credit Funding 11 Ltd., 6.53%, 07/19/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,780	1,783,560
OHA Credit Funding 12-R Ltd., 6.43%, 07/20/37, (3-mo. CME Term SOFR + 2.75%)(a)(b)	1,000	1,001,489
Security	Par (000)	Value
OHA Credit Funding 2 Ltd., 6.37%, 01/21/38, (3-mo. CME Term SOFR + 2.70%)(a)(b)	$2,000	$2,001,052
OHA Credit Partners XIV Ltd., 6.52%, 07/21/37, (3-mo. CME Term SOFR + 2.85%)(a)(b)	4,000	4,020,699
Palmer Square CLO Ltd.
6.33%, 01/20/38, (3-mo. CME Term SOFR + 2.65%)(a)(b)	2,230	2,231,365
6.32%, 01/15/38, (3-mo. CME Term SOFR + 2.65%)(a)(b)	3,350	3,353,263
Pikes Peak CLO 6, 8.26%, 05/18/34, (3-mo. CME Term SOFR + 4.60%)(a)(b)	1,000	948,157
RAD CLO 21 Ltd., 6.27%, 01/25/37, (3-mo. CME Term SOFR + 2.60%)(a)(b)	1,000	993,138
Regatta VIII Funding Ltd., 7.38%, 04/17/37, (3-mo. CME Term SOFR + 3.70%)(a)(b)	1,000	992,236
Regatta XXI Funding Ltd., 6.77%, 10/15/37, (3-mo. CME Term SOFR + 3.10%)(a)(b)	500	500,306
Sixth Street CLO XX Ltd., 6.63%, 07/17/38, (3-mo. CME Term SOFR + 2.95%)(a)(b)	700	696,781
Sycamore Tree CLO Ltd., 6.58%, 10/20/38, (3-mo. CME Term SOFR + 2.90%)(a)(b)	1,000	997,358
Symphony CLO XXXIII Ltd., 6.27%, 01/24/38, (3-mo. CME Term SOFR + 2.60%)(a)(b)	2,000	1,990,000
Trimaran Cavu Ltd., 7.57%, 04/25/38, (3-mo. CME Term SOFR + 3.90%)(a)(b)	1,000	990,547
Trinitas CLO XXXI Ltd., 6.66%, 01/22/38, (3-mo. CME Term SOFR + 3.00%)(a)(b)	1,750	1,756,416
Trinitas CLO XXXII Ltd., 9.47%, 07/23/38, (3-mo. CME Term SOFR + 5.80%)(a)(b)	750	730,401
Voya CLO Ltd.
6.53%, 01/20/38, (3-mo. CME Term SOFR + 2.85%)(a)(b)	1,000	1,001,371
9.03%, 01/20/38, (3-mo. CME Term SOFR + 5.35%)(a)(b)	1,450	1,427,180
Wellington Management Clo 3 Ltd., 6.68%, 07/18/37, (3-mo. CME Term SOFR + 3.00%)(a)(b)	1,000	1,003,149
Wellington Management CLO 3 Ltd., 9.43%, 07/18/37, (3-mo. CME Term SOFR + 5.75%)(a)(b)	500	496,122
Whitebox CLO II Ltd., 9.42%, 10/24/37, (3-mo. CME Term SOFR + 5.75%)(a)(b)	500	494,650
Total Long-Term Investments — 96.1% (Cost: $72,387,723)		71,393,093
	Shares
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.61%(c)(d)	2,750,000	2,750,000
Total Short-Term Securities — 3.7% (Cost: $2,750,000)		2,750,000
Total Investments — 99.8% (Cost: $75,137,723)		74,143,093
Other Assets Less Liabilities — 0.2%		152,544
Net Assets — 100.0%		$74,295,637

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Affiliate of the Fund.

Schedule of Investments (unaudited)(continued)
April 30, 2026
iShares BBB-B CLO Active ETF

(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/26	Shares Held at 04/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,160,000	$590,000 (a)	$—	$—	$—	$2,750,000	2,750,000	$41,602	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$71,393,093	$—	$71,393,093
Short-Term Securities
Money Market Funds	2,750,000	—	—	2,750,000
	$2,750,000	$71,393,093	$—	$74,143,093

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
SOFR	Secured Overnight Financing Rate